Net Assets - Fund Repurchased Shares of Fund's Class (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023
Investment Company [Abstract]
Shares repurchased (in shares)	1,795,000	134,000	5,000	387,000	3
Percentage of Outstanding Shares Repurchased	0.90%	0.09%	0.01%	0.54%	0.01%
Repurchased investment (in dollars per share)	$ 27.58	$ 27.41	$ 27.39	$ 27.19	$ 27.03
Shares repurchased, value	$ 49,491	$ 3,623	$ 132	$ 10,376	$ 78